UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam VT Money Market Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMERCIAL PAPER (30.5%)(a)
	Yield (%)	Maturity date		Principal amount	Value

ABN AMRO Funding USA, LLC	0.140	5/12/14		$825,000	$824,867

American Honda Finance Corp.	0.110	5/22/14		950,000	949,852

Australia & New Zealand Banking Group, Ltd. 144A (Australia)	0.225	9/5/14		2,225,000	2,225,000

Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY (Japan)	0.220	5/6/14		2,650,000	2,649,433

BMW US Capital, LLC	0.110	4/9/14		875,000	874,979

BNP Paribas Finance, Inc.	0.110	4/3/14		850,000	849,995

BPCE SA (France)	0.100	4/10/14		800,000	799,980

Chevron Corp.	0.100	5/13/14		1,675,000	1,674,805

Coca-Cola Co. (The)	0.200	7/21/14		1,300,000	1,299,198

Coca-Cola Co. (The)	0.140	4/21/14		1,300,000	1,299,899

COFCO Captial Corp. (Rabobank Nederland/NY (LOC))	0.180	4/24/14		1,170,000	1,169,865

Commonwealth Bank of Australia 144A (Australia)	0.225	12/5/14		1,575,000	1,575,000

Commonwealth Bank of Australia 144A (Australia)	0.182	10/1/14		950,000	950,000

DnB Bank ASA 144A (Norway)	0.220	8/4/14		900,000	899,313

DnB Bank ASA 144A (Norway)	0.176	4/7/14		1,700,000	1,700,000

Export Development Canada (Canada)	0.140	8/5/14		900,000	899,559

Export Development Canada (Canada)	0.140	5/27/14		1,650,000	1,649,641

General Electric Capital Corp.	0.180	6/18/14		2,600,000	2,598,986

HSBC Bank PLC 144A (United Kingdom)	0.236	10/3/14		900,000	900,000

HSBC USA, Inc. (United Kingdom)	0.271	4/4/14		825,000	824,981

HSBC USA, Inc. (United Kingdom)	0.261	9/12/14		900,000	898,934

Nationwide Building Society (United Kingdom)	0.110	4/14/14		825,000	824,967

Nestle Capital Corp.	0.170	7/8/14		1,600,000	1,599,260

Nestle Finance International, Ltd. (Switzerland)	0.120	5/21/14		975,000	974,838

Nordea Bank AB (Sweden)	0.230	10/6/14		500,000	499,399

Nordea Bank AB 144A (Sweden)	0.210	9/9/14		1,250,000	1,248,826

Proctor & Gamble Co. (The)	0.120	5/19/14		1,300,000	1,299,792

Prudential PLC 144A (United Kingdom)	0.150	4/28/14		1,725,000	1,724,806

Roche Holdings, Inc. (Switzerland)	0.070	4/10/14		2,000,000	1,999,965

Skandinaviska Enskilda Banken AB (Sweden)	0.200	4/1/14		875,000	875,000

Standard Chartered Bank/New York 144A	0.190	7/3/14		725,000	724,644

Standard Chartered Bank/New York 144A	0.170	4/9/14		980,000	979,963

State Street Corp.	0.200	6/3/14		1,850,000	1,849,353

State Street Corp.	0.150	6/9/14		650,000	649,813

Sumitomo Mitsui Banking Corp. (Japan)	0.245	4/22/14		2,000,000	1,999,714

Svenska Handelsbanken, Inc. (Sweden)	0.220	4/25/14		650,000	649,905

Swedbank AB (Sweden)	0.165	5/21/14		1,725,000	1,724,605

Toyota Motor Credit Corp.	0.200	9/8/14		1,825,000	1,823,378

Toyota Motor Credit Corp.	0.186	6/2/14		675,000	675,000

Westpac Banking Corp. 144A (Australia)	0.206	8/7/14		1,250,000	1,250,004

Total commercial paper (cost $50,887,519)					$50,887,519

REPURCHASE AGREEMENTS (28.0%)(a)
				Principal amount	Value

Interest in $225,000,000 joint tri-party repurchase agreement dated 3/31/14 with RBC Capital Markets, LLC due 4/1/14 - maturity value of $15,500,052 for an effective yield of 0.120% (collateralized by various mortgage backed securities with coupon rates ranging from 3.500% to 4.500% and due dates ranging from 9/1/42 to 1/1/44, valued at $229,500,765)				$15,500,000	$15,500,000

Interest in $425,000,000 joint tri-party repurchase agreement dated 3/31/14 with Citigroup Global Markets, Inc./Salomon Brothers due 4/1/14 - maturity value of $15,724,035 for an effective yield of 0.08% (collateralized by a mortgage backed security with a coupon rate of 3.500% and a due date of 10/20/42, valued at $433,500,001)				15,724,000	15,724,000

Interest in $249,237,000 joint tri-party repurchase agreement dated 3/31/14 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 4/1/14 - maturity value of $15,500,034 for an effective yield of 0.080% (collateralized by various mortgage backed securities with coupon rates ranging from 1.677% to 7.859% and due dates ranging from 6/1/19 to 3/1/44, valued at $254,221,740)				15,500,000	15,500,000

Total repurchase agreements (cost $46,724,000)					$46,724,000

CERTIFICATES OF DEPOSIT (12.7%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Bank of America, N.A.	0.150	4/7/14		$1,750,000	$1,750,000

Bank of Nova Scotia/Houston FRN	0.226	9/4/14		1,300,000	1,300,000

Canadian Imperial Bank of Commerce/New York, NY FRN (Canada)	0.374	8/11/14		575,000	575,338

Canadian Imperial Bank of Commerce/New York, NY FRN (Canada)	0.233	6/13/14		2,200,000	2,200,137

JPMorgan Chase Bank, N.A. FRN	0.236	6/11/14		1,825,000	1,825,082

National Bank of Canada/New York, NY FRN	0.336	5/6/14		1,600,000	1,600,304

Royal Bank of Canada/New York, NY FRN (Canada)	0.265	6/24/14		1,900,000	1,900,000

Skandinaviska Enskilda Banken AB/New York, NY	0.150	4/16/14		825,000	825,041

Sumitomo Mitsui Banking Corp./New York, NY (Japan)	0.250	6/9/14		650,000	650,000

Svenska Handelsbanken/New York, NY FRN (Sweden)	0.404	12/19/14		2,000,000	2,002,563

Toronto-Dominion Bank/NY FRN (Canada)	0.216	11/18/14		2,700,000	2,700,000

Wells Fargo Bank, N.A. FRN	0.185	6/16/14		1,150,000	1,150,000

Westpac Banking Corp./NY FRN (Australia)	0.267	7/18/14		2,700,000	2,700,000

Total certificates of deposit (cost $21,178,465)					$21,178,465

ASSET-BACKED COMMERCIAL PAPER (11.6%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Alpine Securitization Corp. (Switzerland)	0.110	4/23/14		$800,000	$799,946

Atlantic Asset Securitization, LLC	0.130	4/17/14		825,000	824,952

Bedford Row Funding Corp.	0.281	5/19/14		750,000	749,720

Chariot Funding, LLC	0.198	5/5/14		900,000	899,813

CRC Funding, LLC	0.110	4/15/14		840,000	839,964

Fairway Finance, LLC 144A (Canada)	0.175	6/23/14		1,275,000	1,275,000

Gemini Securitization Corp., LLC	0.120	4/7/14		825,000	824,984

Jupiter Securitization Co., LLC	0.125	5/5/14		750,000	749,911

Liberty Street Funding, LLC (Canada)	0.160	4/11/14		1,300,000	1,299,942

MetLife Short Term Funding, LLC	0.180	9/15/14		900,000	899,249

MetLife Short Term Funding, LLC	0.180	8/25/14		1,600,000	1,598,832

Old Line Funding, LLC 144A	0.187	8/6/14		2,600,000	2,600,000

Regency Markets No. 1, LLC	0.140	4/30/14		1,150,000	1,149,870

Regency Markets No. 1, LLC 144A	0.140	4/15/14		1,325,000	1,324,928

Thunder Bay Funding, LLC	0.150	4/25/14		2,600,000	2,599,740

Working Capital Management Co. (Japan)	0.140	4/3/14		825,000	824,994

Total asset-backed commercial paper (cost $19,261,845)					$19,261,845

MUNICIPAL BONDS AND NOTES (5.5%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

Connecticut (1.5%)

Yale University Commercial Paper	0.120	5/19/14	P-1	$1,400,000	$1,399,776

Yale University Commercial Paper	0.110	4/2/14	P-1	1,175,000	1,174,996

					2,574,772
Illinois (0.6%)

Illinois State Educational Facilities Authority VRDN (Lake Forest Open Lands) (Northern Trust Co. (LOC))(M)	0.070	8/1/33	VMIG1	1,000,000	1,000,000

					1,000,000
Michigan (1.0%)

Trinity Health Corporation Commercial Paper	0.130	6/11/14	P-1	1,125,000	1,124,712

Trinity Health Corporation Commercial Paper	0.110	5/12/14	P-1	550,000	549,931

					1,674,643
North Carolina (1.4%)

Duke University Commercial Paper, Ser. B-98	0.150	5/6/14	P-1	2,250,000	2,249,672

					2,249,672
Texas (1.0%)

Board of Regents of Texas Tech University Revenue Financing System Commercial Paper, Ser. A	0.120	6/11/14	P-1	1,150,000	1,150,000

Harris County Health Facilities Development Authority VRDN (Texas Childrens Hospital), Ser. B-1(M)	0.060	10/1/29	VMIG1	455,000	455,000

					1,605,000

Total municipal bonds and notes (cost $9,104,087)					$9,104,087

CORPORATE BONDS AND NOTES (5.0%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

American Honda Finance Corp. 144A unsec. notes FRN	0.364	4/8/14		$725,000	$725,037

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes, Ser. MTN	4.300	5/15/14		975,000	979,881

National Australia Bank, Ltd. notes FRN (Australia)	0.219	2/26/15		1,300,000	1,300,000

National Australia Bank, Ltd. 144A sr. unsec. notes FRN (Australia)	0.537	1/22/15		1,100,000	1,102,851

Nordea Bank AB 144A sr. unsec. unsub. notes, Ser. 2 (Sweden)	3.700	11/13/14		750,000	765,760

U.S. Bank, NA/Cincinnati, OH unsec. sub. notes FRN, Ser. BKNT	0.522	10/14/14		1,650,000	1,652,239

Wal-Mart Stores, Inc. sr. unsec. unsub. notes	3.200	5/15/14		335,000	336,216

Wells Fargo Bank, NA sr. unsec. notes FRN, Ser. MTN(M)	0.283	7/15/19		1,500,000	1,500,000

Total corporate bonds and notes (cost $8,361,984)					$8,361,984

MUTUAL FUNDS (4.8%)(a)
				Shares	Value

Putnam Money Market Liquidity Fund 0.06%(AFF)				8,000,000	$8,000,000

Total mutual funds (cost $8,000,000)					$8,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.6%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Federal Home Loan Bank unsec. discount notes	0.120	8/1/14		$1,500,000	$1,499,390

Federal Home Loan Mortgage Corp. unsec. discount notes, Ser. RB	0.120	7/1/14		1,150,000	1,149,651

Total U.S. government agency obligations (cost $2,649,041)					$2,649,041

U.S. TREASURY OBLIGATIONS (1.1%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

U.S. Treasury Notes FRN	0.095	1/31/16		$1,850,000	$1,849,512

Total U.S. treasury obligations (cost $1,849,512)					$1,849,512

TOTAL INVESTMENTS

Total investments (cost $168,016,453)(b)					$168,016,453

Key to holding's abbreviations
BKNT	Bank Note
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
LOC	Letter of Credit
MTN	Medium Term Notes
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $166,717,302.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$8,000,000	$—	$—	$882	$8,000,000
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(M)	The security's effective maturity date is less than one year.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	70.3%
	Canada	7.4
	Australia	6.6
	Sweden	4.6
	Japan	3.6
	United Kingdom	3.1
	Switzerland	2.3
	Norway	1.6
	France	0.5

	Total	100.0%
	Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$19,261,845	$—
Certificates of deposit	—	20,353,424	—
Commercial paper	—	53,012,560	—
Corporate bonds and notes	—	7,061,984	—
Municipal bonds and notes	—	9,104,087	—
Mutual funds	8,000,000	—	—
Repurchase agreements	—	46,724,000	—
U.S. government agency obligations	—	2,649,041	—
U.S. treasury obligations	—	1,849,512	—

Totals by level	$8,000,000	$160,016,453	$—

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Citigroup Global Markets, Inc./Salomon Brothers	Merrill Lynch, Pierce, Fenner and Smith Inc.	RBC Capital Markets, LLC	Total

	Assets:
	Repurchase agreements**	$15,724,000	$15,500,000	$15,500,000	$46,724,000

	Total Assets	$15,724,000	$15,500,000	$15,500,000	$46,724,000

	Total Financial and Derivative Net Assets	$15,724,000	$15,500,000	$15,500,000	$46,724,000
	Total collateral received (pledged)##†	$15,724,000	$15,500,000	$15,500,000	$46,724,000
	Net amount	$—	$—	$—	$—

**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
##	Any over-collateralization of total financial and derivative net assets is not shown.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014